6. SHAREHOLDERS EQUITY (DEFICIT) (Details) (USD $)	12 Months Ended		3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012 Warrants
Warrants Outstanding, Beginning	4,282,153	0	4,282,153
Warrants Granted	3,333,334	4,282,153	3,333,334
Warrants Forfeited	0	0	0
Warrants Exercised	0	0	0
Warrants Outstanding, Ending	7,615,487	4,282,153	7,615,487
Weighted Average Exercise Price
Warrants Outstanding, Beginning	$ 0.70	$ 0.00	$ 0.7
Warrants Granted	$ 0.14	$ 0.70	$ 0.14
Warrants Forfeited	$ 0.00	$ 0.00	$ 0.00
Warrants Exercised	$ 0.00	$ 0.00	$ 0.00
Warrants Outstanding, Ending Exercise Price	$ 0.45	$ 0.70	$ 0.45